Revenue - Schedule of Deferred Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022
Deferred Revenue - Short Term
Contract With Customer Asset And Liability [Line Items]
Deferred Revenue, Beginning balance	$ 45,855	$ 50,475
Net (decrease) increase during the period	(13,699)	(4,620)
Deferred Revenue, Ending balance	32,156	45,855
Deferred Revenue - Long Term
Contract With Customer Asset And Liability [Line Items]
Deferred Revenue, Beginning balance	28	44
Net (decrease) increase during the period	332	(16)
Deferred Revenue, Ending balance	$ 360	$ 28